Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Shareholder's Capital [Line Items]
Balance, beginning of year	$ 4,008,828	$ 2,650,706
Balance at January 1 (shares)	152,704	122,119
Shares issued for acquisition		$ 1,234,676
Shares issued for acquisition (shares)		27,883
Shares issued for the Dividend Reinvestment Plan	$ 34,937	$ 49,051
Vesting of equity based awards (shares)	1,359	1,025
Share-settled dividends on vested equity based awards (shares)	258	184
Balance, end of year	$ 4,119,031	$ 4,008,828
Balance at December 31 (shares)	156,290	152,704
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)	552	314
Dividend reinvestment plan [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for the Dividend Reinvestment Plan (shares)	1,417	1,179
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards	$ 51,108	$ 54,057
Shares issued for equity based compensation	15,868	12,565
Share-settled dividends on vested equity based awards	$ 8,290	$ 7,773